FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING ATENTO BRASIL SA (Details)	12 Months Ended
Dec. 31, 2021
Banco ABC Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	DI+2,7%